Subsequent Events (Details)			1 Months Ended
	May 16, 2022 CNY (¥) item	May 13, 2022 USD ($) shares	Jan. 31, 2022 CNY (¥)	Jan. 31, 2022 USD ($)	May 16, 2022 USD ($) item	Jan. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Subsequent Event [Line Items]
Amounts due from related parties							¥ 310,419,860	$ 48,711,650	¥ 9,770,871
GTI
Subsequent Event [Line Items]
Amounts due from related parties							206,256,382	32,366,128
Aotao
Subsequent Event [Line Items]
Amounts due from related parties							65,206,135	10,232,265	¥ 122,719
Beifu
Subsequent Event [Line Items]
Amounts due from related parties							¥ 26,127,660	$ 4,100,000
Subsequent Event
Subsequent Event [Line Items]
Shares repurchased value | $		$ 20,000,000
ADS shares | shares		1
Repurchase period		12 months
Subsequent Event | Sale and purchase agreement with GTI | Gen-Spring Limited
Subsequent Event [Line Items]
Number of restaurants | item	2				2
Subsequent Event | GTI and Subsidiaries
Subsequent Event [Line Items]
Amounts due from related parties	¥ 403,500,000		¥ 162,000,000		$ 63,100,000	$ 25,400,000
Repayment of debt, related party			¥ 42,000,000	$ 6,600,000
Subsequent Event | GTI
Subsequent Event [Line Items]
Amounts due to related parties	¥ 3,700,000				$ 600,000
Subsequent Event | Bellagio | Sale and purchase agreement with GTI | Gen-Spring Limited
Subsequent Event [Line Items]
Percentage of issued and outstanding equity interests acquired	83.90%				83.90%
Consideration | ¥	¥ 399,800,000